EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended December 31, 2015

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	15.24%
From	01-Dec-15	15-Dec-15	15-Jan-16	Floating Allocation Percentage at Month-End	54.50%
To	31-Dec-15	15-Jan-16
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	166,666,666.67
Required Overcollateralization	$40,366,666.67
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,148,622.70
Series Nominal Liquidation Amount	209,181,956.03

Required Participation Amount	$209,181,956.03		Accumulation Account
Excess Receivables	$560,390,697.60		Beginning	666,666,666.67
			Payout	-
Total Collateral	769,572,653.64		Additions	166,666,666.66
			Ending Balance	833,333,333.33
Collateral as Percent of Notes	461.74%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.330500%
Beginning Gross Principal Pool Balance	$5,591,818,642.62		Applicable Margin	0.300000%
Total Principal Collections	$(2,097,514,652.77)			0.630500%
Investment in New Receivables	$2,150,405,810.61
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(13,183,885.28)		Interest	542,930.56	0.54
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.54
Less Net CMA Offset	$(573,058,014.96)
Less Servicing Adjustment	$(7,224,890.40)		Total Due Investors	542,930.56	0.630500%
Ending Balance	$5,051,243,009.82		Servicing Fee	$423,716.86
			Excess Cash Flow	(48,010.93)
SAP for Next Period	15.24%

Average Receivable Balance	$5,028,306,008.29
Monthly Payment Rate	41.71%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$11,064,345.99
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,064,345.99